Commitments and contingencies (Details) € in Thousands	Dec. 31, 2025 EUR (€)
Purchase Obligation, Fiscal Year Maturity [Abstract]
Total	€ 30,713
Less than 1 year	11,565
1 to 3 years	19,089
3 to 5 years	59
More than 5 years	€ 0